..................................
                                              .          OMB Approval          .
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                                              . Expires:       October 31, 2003.
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                                              . ................................


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------

Check here if Amendment [_]; Amendment Number:
         This Amendment (Check only one.): [_]is a restatement.
                                           [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Andor Capital Management, L.L.C.
Address:          4 Stamford Plaza
                  107 Elm Street, 7th Floor
                  Stamford, CT 06902

Form 13F File Number:  __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael C. Neus
Title:            Chief General Counsel and Principal
Phone:            203-588-2000

Signature, Place, and Date of Signing:


/S/ MICHAEL C. NEUS         Stamford, CT                   February 13, 2002
------------------          ----------------               -----------------
[Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                                      -------

Form 13F Information Table Entry Total:                                 53
                                                                      -------

Form 13F Information Table Value Total:                               $1,005,836
                                                                      ----------
                                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                ANDOR CAPITAL MANAGEMENT, L.L.C.
                                                           FORM 13F
                                                QUARTER ENDED DECEMBER 31, 2001

                                                                                                                VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER      TITLE OF CLASS  CUSIP       VALUE       SHRS OR     SHRS/ PUT/    INVESTMENT  OTHER      SOLE     SHARED    NONE
                                                (X$1,000)   PRN AMT     PRN   CALL    DISCRETION  MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ADC                 COM             000886101      1120      243380     SH            SOLE                    243380
TELE-
COMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
APPLIED FILMS       COM             038197109      4406      141000     SH            SOLE                    141000
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC      COM             00826T108      1306      34600      SH            SOLE                     34600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO      COM             007903107      2728      172000     SH            SOLE                    172000
DEVICES INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC COM             00184A105      4334      135000     SH            SOLE                    135000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASCENTIAL SOFTWARE  COM             04362P108      1499      370000     SH            SOLE                    370000
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ATI TECHNOLOGIES    COM             001941103      8344      657000     SH            SOLE                    657000
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC           COM             053499109       567       46694     SH            SOLE                     46694
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BIOMET INC          COM             090613100      1248       40400     SH            SOLE                     40400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CIRCUIT CITY STORE  CIRET CITY GRP  172737108      1497       57700     SH            SOLE                     57700
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CROWN CORK AND SEAL COM             228255105      1248      491200     SH            SOLE                    491200
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONVERIUM HOLDING   SPONSORED ADR   21248N107       590       24200     SH            SOLE                     24200
AG
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP        CL A SPL        200300200     54623      1517300    SH            SOLE                   1517300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP           COM             885535104       105       16500     SH            SOLE                     16500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP  COM             247025109      6480      238400     SH            SOLE                    238400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP        COM DSSG        747906204      2758      280000     SH            SOLE                    280000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC            COM             278642103    289771     4331400     SH            SOLE                   4331400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FILENET CORP        COM             316869106      4058      200000     SH            SOLE                    200000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GENESIS MICROCHIP   COM             371933102    126507     1913300     SH            SOLE                   1913300
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP          COM             458140100     26670      848000     SH            SOLE                    848000
------------------------------------------------------------------------------------------------------------------------------------

                                                ANDOR CAPITAL MANAGEMENT, L.L.C.
                                                           FORM 13F
                                                QUARTER ENDED DECEMBER 31, 2001

                                                                                                           VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER      TITLE OF CLASS  CUSIP       VALUE       SHRS OR     SHRS/ PUT/    INVESTMENT  OTHER      SOLE     SHARED    NONE
                                                (X$1,000)   PRN AMT     PRN   CALL    DISCRETION  MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SILICON  COM             45812P107      1224      100000     SH            SOLE                    100000
SOLUTION
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC      COM             46114T102      6428      660000     SH            SOLE                    660000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR CORP     COM             482480100     31025      626000     SH            SOLE                    626000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY   COM             535678106      1148       29400     SH            SOLE                     29400
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP   COM             512807108      5085      219000     SH            SOLE                    219000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP      COM             502161102     10257      650000     SH            SOLE                    650000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES COM             549463107      3530      560340     SH            SOLE                    560340
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL NEW    CL A            529771107     35565      602800     SH            SOLE                    602800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WORLDCOM INC        MCI GROUP COM   98157D304       305       24000     SH            SOLE                     24000
GA NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MERCURY INTERACTIVE COM             589405109     30582      900000     SH            SOLE                    900000
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MONOLITHIC SYSTEM   COM             609842109      7210      350000     SH            SOLE                    350000
TECHNOLOGY INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC        COM             620076109      4506      300000     SH            SOLE                    300000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MARVELL TECHNOLOGY  COM             G5876H105    146558     4091500     SH            SOLE                   4091500
GROUP LTD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP         COM NEW         577729205      1349      212800     SH            SOLE                    212800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NETWORKS ASSOCIATES COM             640938106     82911     3207400     SH            SOLE                   3207400
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NETSCREEN           COM             64117V107     11154      504000     SH            SOLE                    504000
TECHNOLOGIES INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OVERTURE SERVICES   COM             69039R100      6413      181000     SH            SOLE                    181000
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PALM INC            COM             696642107        95       24472     SH            SOLE                     24472
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PHOTON DYNAMICS INC COM             719364101     17292      378800     SH            SOLE                    378800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIER 1 IMPORTS INC  COM             720279108       799       46100     SH            SOLE                     46100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QUEST SOFTWARE INC  COM             74834T103     25404     1149000     SH            SOLE                   1149000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
READ-RITE CORP      COM             755246105      1890      286000     SH            SOLE                    286000
------------------------------------------------------------------------------------------------------------------------------------

                                                ANDOR CAPITAL MANAGEMENT, L.L.C.
                                                           FORM 13F
                                                QUARTER ENDED DECEMBER 31, 2001


                                                                                                               VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER      TITLE OF CLASS  CUSIP       VALUE       SHRS OR     SHRS/ PUT/    INVESTMENT  OTHER      SOLE     SHARED    NONE
                                                (X$1,000)   PRN AMT     PRN   CALL    DISCRETION  MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SAPIENT CORP        COM             803062108      4478      580000     SH            SOLE                    580000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SONICBLUE INC       COM             83546Q109      2475      612700     SH            SOLE                    612700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SONIC SOLUTIONS     COM             835460106       448       90400     SH            SOLE                     90400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TENET HEALTHCARE    COM             88033G100       675       11500     SH            SOLE                     11500
CORP
------------------------------------------------------------------------------------------------------------------------------------

TIVO INC            COM             888706108      1254      191400     SH            SOLE                    191400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC         COM             879664100      1496      100000     SH            SOLE                    100000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRIDENT             COM             895919108       765      100000     SH            SOLE                    100000
MICROSYSTEMS INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE    COM             923436109      5905      131727     SH            SOLE                    131727
CO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WORLDCOM INC-       WORLDCOM GP COM 98157D106      8448      600000     SH            SOLE                    600000
GA NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL     COM             958102105      9092     1450000     SH            SOLE                   1450000
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WESTELL             CL A            957541105       211       80000     SH            SOLE                     80000
TECHNOLOGIES INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
       Report Summary:  53 DATA Records       1,005,836                  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
------------------------------------------------------------------------------------------------------------------------------------